Financial instruments - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) CAD ($)	Mar. 31, 2025 USD ($) CAD ($)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 453,906	$ 558,469	$ 722,102
Nominal amount of hedging instrument	97,500	113,750
Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
General & administrative expenses from amounts deemed uncollectible	$ (12,205)	$ (12,503)
Merchant cash advances | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, period	7 months
Merchant cash advances | Discount Rate (%) | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.14